Expenses by nature (Tables)	9 Months Ended
Sep. 30, 2024
Expenses by nature [Abstract]
Expenses by Nature
The following table provides the consolidated statement of comprehensive income classification of our expense by nature:

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
	$’000	$’000	$’000	$’000
External research and development expenses	6,728	5,207	21,651	16,521
Employee expenses[1,3]	1,606	1,812	4,964	4,857
Depreciation	5	8	16	28
Other expenses	58	61	179	164
Total research and development expenses	8,397	7,088	26,810	21,570

External costs	3,016	1,725	7,253	5,834
Employee expenses[2,3]	1,134	834	3,084	2,450
Depreciation	74	72	221	209
Total general and administrative expenses	4,224	2,631	10,558	8,493
Total operating expenses	12,621	9,719	37,368	30,063

[1] Included in employee expenses is a share based compensation expense of $0.1 million and $0.2 million for the three and nine months ended September 30, 2024, respectively, relating to employees in the research and development department (three and nine months ended September 30, 2023, $0.4 million and $1.0 million, respectively).

[2] Included in employee expenses is share based compensation expense of $0.1 million and $0.2 million for the three and nine months ended September 30, 2024, respectively, relating to employees in the general and administrative department (three and nine months ended September 30, 2023, $0.2 million and $0.7 million, respectively).

[3] Includes termination expenses incurred in the nine months ended September 30, 2024.